Material Accounting Policies - Schedule of Property, Plant and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful live	10 years
Facilities [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful live	10 years
Furniture and equipment in use [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful live	10 years
Right-of-use of real estate [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful live	10 years [1]
IT and telephony equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful live	5 years

[1]	Includes underlying assets identified in lease agreements.